Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

The Company has completed an evaluation of all subsequent events after the consolidated balance sheet date of December 31, 2022 through March 17, 2023, the date the financial statements were issued, to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements as of December 31, 2022 and events which occurred subsequently but were not recognized in the consolidated financial statements. The Company has concluded that no subsequent events have occurred that require disclosure, except as disclosed within the consolidated financial statements, as follows:

January 2023 PIPE Financing

On January 2, 2023, the Company entered into the Securities Purchase Agreement (the “2023 PIPE Purchase Agreement,” and the transactions contemplated thereby, the “January 2023 PIPE Financing”) with the purchasers party thereto (“the Purchasers”), pursuant to which we agreed to issue and sell to the Purchasers in the January 2023 PIPE Financing an aggregate of 2,406,242 units (the “Units,” and each, a “Unit”), each consisting of (i) one share of the Company’s common stock and (ii) one warrant (the “2023 PIPE Warrants”) to purchase two shares of the Company’s common stock (the “Warrant Shares”) at an exercise price of $1.23 per Warrant Share, for an aggregate purchase price of approximately $3.6 million, consisting of $1.48 per Unit, inclusive of $0.25 per 2023 Private Placement Warrant. The Company received $1.5 million of advanced deposits in December, prior to the execution of the January 2023 PIPE Financing, and incurred $90 thousand of deferred issuance costs. The $1.5 million of advanced deposits are classified as current restricted cash, with a corresponding liability classified as deposit liability.

The 2023 PIPE Warrants are immediately exercisable and will expire five (5) years from the date of issuance. The closing of the January 2023 PIPE Financing was subject to customary representations and warranties and closing conditions and took place on January 4, 2023. The Company intends to use the proceeds from the January 2023 PIPE Financing for working capital and general corporate purposes.